Contract liabilities (Tables)	6 Months Ended
Feb. 28, 2026
Contract liabilities
Schedule of contract liabilities

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
Opening balance	5,674,870	613,477
Payments received in advance	29,990,131	12,195,155
Payments reimbursed	(560,104)	(16,000)
Transferred to revenues	(28,738,099)	(11,781,960)
Business acquisition	—	4,675,341
Currency translation	5,945	(11,143)
Closing balance	6,372,743	5,674,870